FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company’s financial instruments measured at fair value on a recurring basis consisted of the following at June 30, 2014 and December 31, 2013:

	Total Carrying Value at June 30, 2014
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$9,000

	Total Carrying Value at December 31, 2013
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$10,800

The Company’s financial instruments measured at fair value on a recurring basis consisted of the following at December 31, 2013 and 2012:

	Total Carrying Value at December 31, 2013
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$10,800

	Total Carrying Value at December 31, 2012
	(Level 1)	(Level 2)	(Level 3)
Derivative Liability	$-	$-	$27,000

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following is a summary of activity of Level 3 liabilities for the six months ended June 30, 2014:

Balance at December 31, 2013	$(10,800)
Change in fair value during the six months ended June 30, 2014	1,800
Balance at June 30, 2014	$(9,000)

The following is a summary of activity of Level 3 liabilities for the years ended December 31, 2013 and 2012:

Balance at December 31, 2011	$(59,400)
Change in fair value 2012	32,400
Balance at December 31, 2012	(27,000)
Change in fair value 2013	16,200
Balance at December 31, 2013	$(10,800)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The following table summarizes the assumptions the Company utilized to estimate the fair value of the convertible note and warrants liability at June 30, 2014:

Assumptions	June 30, 2014

Expected term (years)	5.00
Expected volatility	100%
Risk-free interest rate	0.725% - 1.748%
Dividend yield	0.00%

The following table summarizes the assumptions the Company utilized to estimate the fair value of the convertible note and warrants liability at December 31, 2013:

Assumptions	December 31, 2013

Expected term (years)	5
Expected volatility	100%
Risk-free interest rate	0.725% - 1.748%
Dividend yield	0.00%